Commitments and Contingencies - Schedule of Leases Supplemental Quantitative Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ (474)	$ (334)	$ (746)	$ (654)
ROU assets obtained in exchange for new operating lease liabilities			$ 320	$ 0
Weighted average remaining lease term in years —operating leases	4 years	2 years 3 months 18 days	1 year 9 months 18 days	2 years 9 months 18 days
Weighted average discount rate —operating leases	11.10%	11.80%	11.80%	12.20%